Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Schedule of Business Combination to the Consolidated Statements of Cash Flows and Stockholder's Equity

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity for the year ended December 31, 2024:

Cash-Trust Account, net of redemptions	$8,251,024
Less: transaction costs and professional fees, paid directly from Trust Account	(4,270,760)
Net proceeds received from Trust	3,980,264
Less: private placement warrant liabilities	(350,000)
Less: related party notes	(2,558,340)
Less: accounts payable and accrued expenses	(2,113,096)
Reverse recapitalization, net	$(1,041,172)

Schedule of Shares of Common Stock of Business Combination

The number of shares of Common Stock issued immediately following the consummation of the Business Combination were:

	Class A Common Stock	Class B Common Stock
Coliseum Public Shares, outstanding prior to the Business Combination	1,787,112	-
Less: Redemption of Coliseum Class A common stock	(1,063,698)	-
Public shares of Coliseum, including 361,556 shares subject to the Forward Purchase Agreement (as described below)	723,414	-
Coliseum Founder Shares, outstanding prior the Business Combination	3,750,000	-
Coliseum Private Placement Warrants converted to Class A Common shares	806,250	-
Business Combination shares
RWT Shares	2,125,539	57,752
Issuance of shares in connection with PIPE	118,557	-
Class A common stock issued for services	5,000	-
Common Stock immediately after the Business Combination	7,528,761	57,752

Schedule of Number of RWT Shares

The number of RWT shares was determined as follows:

	Legacy RWT Shares	RWT Shares after conversion ratio
Preferred Stock	1,232	1,766,554
Class A Common Stock	250	358,985
Class B Common Stock	40	57,752
Total	1,522	2,183,291